Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2025
Trade and Other Payables [Abstract]
Schedule of Trade and Other Payables
	2025	2024
	USD	USD

Trade payables (content and service providers)	12,448,407	11,950,981
Accrued content acquisition and royalty costs	6,558,590	8,013,832
Other payables	1,253,641	1,473,667
Other accrued expenses	6,033,056	3,447,849
Taxes payable	2,465,949	1,164,127
Social security and taxes payable	92,331	106,822
Deferred purchase price	250,000	250,000
	29,101,974	26,407,278